Marketable Securities	12 Months Ended
Dec. 31, 2012
Investments, Debt and Equity Securities [Abstract]
Marketable Securities [Text Block]

Note 11 – Marketable Securities

Available-for-sale securities

Available-for-sale securities, classified as other current assets, is as:

	December 31, 2012
	Amortized Cost	Unrealized Gains in Comprehensive Income	Unrealized Losses in Comprehensive Income	Sales of Securities	Fair Value

Available-for-sale securities	$150,793	$30,363	$(948)	$(180,208)	$-

	December 31, 2011
	Amortized Cost	Unrealized Gains in Accumulated Other Comprehensive Income	Unrealized Losses in Accumulated Other Comprehensive Income	Sales of Securities	Fair Value

Available-for-sale securities	$365,786	$83,817	$(298,810)	$-	$150,793

Net unrealized holding gains (losses) on available-for-sale securities in the amount of $29,415 and $(214,993) for the years ended December 31, 2012 and 2011, respectively, have been included in accumulated other comprehensive income.

Due to the sale of marketable securities during the year ended December 31, 2012, the Company released an additional $(40,579) out of the accumulated other comprehensive income balance, into earnings, resulting in an accumulated other comprehensive income balance (associated with available-for-sale securities) of $-0- at December 31, 2012.